SHARE BASED PAYMENT (Details Narrative) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Weighted average fair value | $ / shares	$ 10.32
Expected volatility	49.90%
Risk-free interest rate	3.83%
Directors [Member]
IfrsStatementLineItems [Line Items]
Expenses related to share-based payment plans to employees	$ 1,008
Consultants [Member]
IfrsStatementLineItems [Line Items]
Expenses related to share-based payment plans to employees	$ 552